Discontinued operations (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement [line items]
Other financing cash flows, net	$ (203)	$ 86	$ 192
Other cash flows used in investing activities, net	$ (24)	$ (7)	(11)
Net cash flows used in investing activities from discontinued operations			(1,123)
Net cash flows from financing activities from discontinued operations			3,286
Discontinued operations
Statement [line items]
Payments attributable to the spin-off of the Sandoz business			(52)
Derecognized cash and cash equivalents attributable to the spin-off of the Sandoz business			(686)
Other financing cash flows, net			(200)
Other cash flows used in investing activities, net			(385)
Cash inflow from borrowings			3,600
Acquisitions and divestments of businesses, net			$ (22)